ACCOUNTS RECEIVABLE (Details Narrative) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable, before Allowance for Credit Loss	$ 130.7	$ 100.6